EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 12:-	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share:

1.	Numerator:

	Six months ended June 30,
	2025	2024

Net income available to holders of ordinary shares	$3,834	$6,266

2.	Denominator:

	Six months ended June 30,
	2025	2024

Weighted average number of shares	57,081,120	57,016,808
Add – stock options and PSUs	108,286	-
Denominator for diluted earnings per share	57,189,406	57,016,808

The total number of potential shares related to the outstanding options excluded from the calculations of diluted earnings per share, as they would have been anti-dilutive, were 4,780,710 and 5,545,025 for the six months ended June 30, 2025 and 2024, respectively.